THE CALDWELL & ORKIN FUNDS, INC.
CERTIFICATE

          The undersigned, as President of The Caldwell & Orkin Funds, Inc., hereby certifies, pursuant to Rule 497(j) of Regulation C under the Securities Act of 1933 that (1) the form of prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section would not have differed from that contained in the most recent registration statement or amendment, and (2) the text of the most recent registration statement or amendment has been filed electronically.

THE CALDWELL & ORKIN FUNDS, INC. /s/ Michael B. Orkin Michael B. Orkin President
Dated as of September 4, 2002